COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 3,282	$ 3,129	$ 2,934
Maturity of operating liability	139
Bank guarantees	501
Guarantees in favor of lease	503
Short-term lease expense	$ 119